Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue		¥ 203,394		$ 28,393		¥ 139,969
Cost of revenue		(184,942)		(25,817)		(122,510)
Gross profit		18,452		2,576		17,459
Operating expenses
Sales and marketing expenses		(3,856)		(538)		(513)
Product development expenses		(12,732)		(1,777)		(11,958)
General and administrative expenses		(73,625)		(10,278)		(73,613)
Total operating expenses		(90,213)		(12,593)		(86,084)
Loss from operations		(71,761)		(10,017)		(68,625)
Income/(loss) from operations
Interest income, net		76		11		363
Foreign currency exchange gain, net		524		73		72
Gain on short-term investments		2,917		407		148
Share of loss from equity method investees, net of income tax		(615)		(86)
Impairment loss for long-term equity investment						(1,000)
Government grants		8		1		108
Other income, net		26,183		3,655		82,034
Gain on disposal of subsidiaries		3,315		463
Gain on acquisition of subsidiaries						272
Income/(loss) before income tax		(39,353)		(5,493)		13,372
Income tax benefit		171		24		3,039
Net income/(loss)		(39,182)		(5,469)		16,411
Net loss attributable to non-controlling interests		(1,063)		(148)		(974)
Net income/(loss) attributable to Fangdd Network Group Ltd.		(38,119)		(5,321)		17,385
Net income/(loss) attributable to ordinary shareholders		(38,119)		(5,321)		17,385
Foreign currency translation adjustment		(598)		(83)		320
Total comprehensive income/(loss), net of tax		(39,780)		(5,552)		16,731
Total comprehensive loss attributable to non-controlling interests		(1,063)		(148)		(974)
Total comprehensive income/(loss) attributable to ordinary shareholders		¥ (38,717)		$ (5,404)		¥ 17,705
Net income/(loss) per share attributable to ordinary shareholders*
- Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (12.66)	[1]	$ (1.77)	[2]	¥ 46.28	[2]
- Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (9.67)	[1]	$ (1.35)	[2]	¥ 46.28	[2]
Weighted average number of ordinary shares outstanding used in computing net income/(loss) per share*
- Basic (in Shares)	[2]	3,010,123		3,010,123		375,664
- Diluted (in Shares)	[2]	3,941,266		3,941,266		375,664

[1]	Retrospectively restated to reflect the Share Consolidation.
[2]	Retrospectively restated to reflect the Share Consolidation.